Stockholders’ Equity	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Stockholders’ Equity

11.	Stockholders’ Equity

On December 26, 2008, the shareholders of Guoying entered into a share transfer agreement with CEH Delaware to transfer 40% of their shares of Guoying Electronic Group Co, Ltd. to CEH Delaware for a consideration of RMB 400,000 (approximately $60,000). The shareholders of Guoying also entered into another share transfer agreement with CEH Delaware in February 2010 to transfer the rest of their shares (60%) to CEH Delaware for a consideration of RMB 600,000 (together with the previously paid RMB 400,000, referred to as “Purchase Price”), Guoying Shareholders contributed the Purchase Price to Guoying for working capital and general corporate purpose and as a result of the 2008 and 2010 Share Transfers, Guoying became a wholly foreign-owned subsidiary (“WFOE”) of CEH Delaware.

The Company entered into a Share Exchange Agreement, dated as of July 9, 2010 (the “Share Exchange Agreement”) with CEH Delaware and certain stockholders and warrant holders of CEH Delaware (the “CEH Delaware Stockholders”).  Pursuant to the Share Exchange Agreement, on July 15, 2010, 10 CEH Delaware Stockholders transferred 100% of the outstanding shares of common stock and preferred stock and 100% of the warrants to purchase common stock of CEH Delaware held by them, in exchange for an aggregate of 13,785,902   newly issued shares of the Company’s Common Stock  (including 13,665,902 shares of common stock issued pursuant to the Share Exchange Agreement dated July 22, 2010, and 120,000 shares of common stock issued to consultants related to their professional services) and warrants to purchase an aggregate of 1,628,570 shares of our Common Stock. The shares of the Company’s common stock acquired by the CEH Delaware Stockholders in such transactions constitute approximately 82.2% of the Company’s issued and outstanding Common Stock giving effect to the share and warrant exchange and the sale of the Company’s Common Stock pursuant to the Subscription Agreement, but not including any outstanding purchase warrants to purchase shares of the Company’s common stock, including the warrants issued pursuant to the Subscription Agreement. In connection with the closing of the Share Exchange Agreement, CEH Delaware purchased from the former principal stockholder of Buyonate an aggregate of 4 million shares of our common stock and then agreed to the cancellation of such shares.

The Share Exchange resulted in (i) a change in our control with a shareholder of CEH Delaware owning approximately 82.2%of issued and outstanding shares of the Company’s common stock, including the shares of common stock sold to PIPE investors pursuant to the Subscription Agreement, (ii) CEH Delaware becoming our wholly-owned subsidiary, and (iii) appointment of Mr. Hailong Liuas as the Company’s sole director, Chief Executive Officer, Chief Financial Officer, Secretary and Treasurer.

The exchange of shares pursuant to the July 10, 2010 Share Exchange was accounted for as a reverse acquisition at historical cost since the controlling stockholder and beneficial owner of CEH Delaware obtained control of the Company and the management of CEH Delaware became the management of the Company. Mr, Liu, who maintained control of Guoying prior to the mergers and subsequently, obtained control of CEH Delaware pursuant to 2008 and 2010 Share Transfers, effectively obtained control of the Company upon completion of Share Exchange subject to the Voting Trust Agreement and Call Option Agreement.

Shares issued for cash

There were no stock issuances during the year ended December 31, 2011.

Warrants

On July 9, 2010, in connection with the Share Exchange Agreement between the Company and CEH Delaware, the Company issued 314,285 series A warrants to CEH Delaware shareholders. The series A warrants carry an exercise price of $2.19 and a 3-year term. The Company also issued 314,285 series B warrants to CEH Delaware shareholders. The series B warrants carry an exercise price of $2.63 and a 3-year term. The Warrants contain standard adjustment provisions upon stock dividend, stock split, stock combination, recapitalization, and a change of control transaction.

On July 9, 2010, in connection with the Share Subscription, the Company issued 499,403 series C warrants with an exercise price of $3.70 and a 3-year term to investors. The Warrants contain standard adjustment provisions upon stock dividend, stock split, stock combination, recapitalization, and a change of control transaction.

On July 9, 2010, in connection with the Share Purchase Agreement, the Company issued 499,403 series D warrants with an exercise price of $4.75 and a 3-year term to a professional who held warrants with CEH Delaware. The Warrants contain standard adjustment provisions upon stock dividend, stock split, stock combination, recapitalization, and a change of control transaction.

On July 9, 2010, in connection with the Share Exchange Agreement between the Company and CEH Delaware, the Company issued 1,000,000 series E warrants with an exercise price of $0.25. The Warrants contain standard adjustment provisions upon stock dividend, stock split, stock combination, recapitalization, and a change of control transaction.

On July 13, 2010, in connection with the Share Subscription Agreement, the Company issued to Hunter Wise, a placement agent series F warrants to purchase 31,429 shares of Common Stock exercisable for a period of five years at an exercise price of $1.75 per share and series F warrants to purchase 94,329 shares of Common Stock exercisable for a period of five years at an exercise price of $2.64 per share. In connection with the subscription, the Company issued to American Capital Partners, a placement agent series F warrants to purchase 104,592 shares of Common Stock exercisable for a period of five years at an exercise price $2.64 per share.

On July 9, 2010, in connection with share issuance, the Company issued 50,000 series G warrants with an exercise price of $2.64 and a 3-year term to a professional firm. The Warrants contain standard adjustment provisions upon stock dividend, stock split, stock combination, recapitalization, and a change of control transaction.

The fair value of the Series C and Series D warrants that were issued as part of the Company’s July 2010 private placements were $393,592 and $113,680, respectively.  The fair value of the Series E and Series F warrants that were issued to the placement agent in July 2010 were $4,119,275 and $435,901, respectively.  The fair value of the Series G warrants that were issued to a professional firm in July 2010 was $87,538.  The total fair value of the warrant issued was $5,149,986, however, all of these warrants were issued to investors in the private placement, the placement agent or a professional firm that performed services directly related to the private placement.  The recording of the value of these warrants had no impact in the financial statements as the entry was to debit and credit additional paid in capital for the value of the warrants of $5,149,986.

Warrants consisted of the following:

	Warrants Outstanding	Warrants Exercisable	Weighted Average Exercise Price	Average Remaining Contractual Life	Intrinsic value
Outstanding, December 31, 2009	-	-	$-	-	$-
Granted	2,903,526	2,903,526	2.30	3.85	-
Forfeited	-	-	-	-	-
Exercised	-	-	-	-	-
Outstanding, December 31, 2010	2,903,526	2,903,526	2.30	3.41	-
Granted	-	-	-	-	-
Forfeited	-	-	-	-	-
Exercised	-	-	-	-	-
Outstanding, December 31, 2011	2,903,526	2,903,526	$2.30	2.41	$230,000

Warrants referred to in the preceding paragraphs do not trade in an active securities market, and as such, the Company estimates the fair value of these warrants using the Black-Scholes option pricing model using the following assumptions:

	December 31, 2011	December 31, 2010
Series A, B, C, D, G
Annual dividend yield	-	-
Expected life (years)	2.00	3.00
Risk-free interest rate	0.30%	0.30%
Expected volatility	12%	12%

	December 31, 2011	December 31, 2010
Series E, F
Annual dividend yield	-	-
Expected life (years)	4.00	5.00
Risk-free interest rate	0.30%	0.30%
Expected volatility	12%	12%